Consolidated Statements of Cash Flows	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,934,994)	$ (5,137,064)	$ (2,359,844)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Impairment of loan receivables	937,284	1,223,608
Fixed assets written off			16,929
Depreciation	143,214	186,963	176,713
Operating lease expenses	109,286	142,670	136,781
Change in operating assets and liabilities:
Account receivables	286,642	374,205	135,614
Contract assets			18,827
Other current assets	(57,637)	(75,244)	71,491
Inventories	(93,777)	(122,423)	(36,061)
Accounts payable	(153,183)	(199,977)	202,814
Accruals and other payables	73,962	96,556	198,001
Contract liabilities			(33,951)
Operating lease obligations	(109,286)	(142,670)	(136,781)
Net cash used in operating activities	(2,798,489)	(3,653,376)	(1,609,467)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(184,003)	(240,212)	(121,318)
Loan to third party	(117,432)	(153,306)	(1,530,982)
Receipt from loan to third party	46,480	60,680
Net cash used in investing activities	(254,955)	(332,838)	(1,652,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of bank loans	(337,384)	(440,455)	(143,483)
Proceeds from share issuance	195,480	255,195	8,117,201
Loan from major shareholder	1,991,600	2,600,000	636,127
Repayment to major shareholder	(258,395)	(337,330)	(2,865,374)
Deferred offering cost	(208,818)	(272,608)	(224,694)
Net cash provided by financing activities	1,382,483	1,804,802	5,519,777
Translation loss	(876)	(1,143)
Net change in cash and cash equivalents	(1,671,837)	(2,182,555)	2,258,010
Cash and cash equivalents - beginning of year	1,771,074	2,312,107	54,097
Cash and cash equivalents - end of year	99,237	129,552	2,312,107
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	6,483	8,463	43,543
New shares issued with consideration receivable	$ 28,534	$ 37,251	$ 37,251